UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  March 31, 2012
Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Guinness Asset Management Limited
Address:   14 Queen Anne s Gate
           London, England
           SW1H 9AA
Form 13F File Number:      028-12636
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:      Giles Robinette
Title:     Compliance Officer
Phone:     +44(0)20 7222 1665
Signature, Place, and Date of Signing:
  /s/ Giles Robinette        London, England            April 21, 2012

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       70
Form 13F Information Table Value Total:       219945
                                                (thousands)
List of Other Included Managers: NONE
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     Form 13F INFORMATION TABLE

       COLUMN 1                COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8
- --------------------------  -------------      --------    --------   ---------------- ----------   --------  --------------------
                                                            VALUE    SHRS OR SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER          TITLE OF CLASS      CUSIP      (x$1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS   SOLE  SHARED  NONE

issuer                             class          CUSIP     value  shares shput/cdiscotherSOLE   SHARENONE
- ----------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                        COM            002824100     718     11710SH     SOLE         11710
AFFILIATED MANAGERS GROUP          COM            008252108      21       190SH     SOLE           190
AFLAC INC                          COM            001055102     633     13770SH     SOLE         13770
ALLIANCEBERNSTEIN HOLDING LP       SBI            01881G106      13       840SH     SOLE           840
APACHE CORP                        COM            037411105   11541    114900SH     SOLE        114900
APPLIED MATLS INC                  COM            038222105       9       750SH     SOLE           750
ARTIO GLOBAL INVS INC              COM CL A       04315B107       6      1300SH     SOLE          1300
BEST BUY INC                       COM            086516101       7       310SH     SOLE           310
BLACKROCK INC                      COM            09247X101      20       100SH     SOLE           100
BLACKSTONE GROUP L P               COM UNITS      09253U108      21      1340SH     SOLE          1340
CANADIAN NAT RES LTD               COM            136385101   10842    327100SH     SOLE        327100
CARRIZO OIL & GAS INC              COM            144577103    5610    198500SH     SOLE        198500
COMPANHIA ENERGETICA               SPONSORED ADR  204409601      95      3983SH     SOLE          3983
CHESAPEAKE ENERGY CORP             COM            165167107   10030    432900SH     SOLE        432900
CHEVRON CORP                       COM            166764100   10971    102300SH     SOLE        102300
COCA COLA CO                       COM            191216100     705      9520SH     SOLE          9520
CONOCOPHILLIPS                     COM            20825C104   11431    150390SH     SOLE        150390
DEVON ENERGY CORP                  COM            25179M103   11215    157690SH     SOLE        157690
ELSTER GROUP SE                    SPONSORED ADR  290348101      92      5850SH     SOLE          5850
FEDERATED INVS INC                 COM CL B       314211103      16       730SH     SOLE           730
FORTRESS INVESTMENT GROUP          COM CL A       34958B106      12      3320SH     SOLE          3320
FRANKLIN RES                       COM            354613101      22       180SH     SOLE           180
GENERAL DYNAMICS CORP              COM            369550108     692      9430SH     SOLE          9430
HALLIBURTON CO                     COM            406216101   11161    336270SH     SOLE        336270
HELIX ENERGY SOLUTIONS             COM            42330P107    9253    519830SH     SOLE        519830
HESS CORP                          COM            42809H107   11288    191490SH     SOLE        191490
ILLINOIS TOOL WKS                  COM            452308109     671     11740SH     SOLE         11740
ITRON INC                          COM            465741106     104      2280SH     SOLE          2280
JA SOLAR HOLDINGS CO LTD           ADR            466090107    2283   1396600SH     SOLE       1396600
JANUS CAP GROUP INC                COM            47102X105      23      2580SH     SOLE          2580
JOHNSON & JOHNSON                  COM            478160104     667     10110SH     SOLE         10110
KRAFT FOODS INC                    CL A           50075N104     651     17130SH     SOLE         17130
L-3 COMMUNICATIONS HLDGS INC       COM            502424104     672      9490SH     SOLE          9490
LDK SOLAR CO LTD                   ADR            50183L107      58     14520SH     SOLE         14520
MARATHON OIL CORP                  COM            565849106   10928    344720SH     SOLE        344720
MARATHON PETE CORP                 COM            56585A102    5674    130860SH     SOLE        130860
MATTEL INC                         COM            577081102     678     20130SH     SOLE         20130
MICROSOFT CORP                     COM            594918104     683     21180SH     SOLE         21180
NASDAQ OMX GROUP INC               COM            631103108      21       800SH     SOLE           800
NETEASE COM INC                    ADR            64110W102      15       260SH     SOLE           260
NEWFIELD EXPL CO                   COM            651290108   11347    327200SH     SOLE        327200
NEXEN INC                          COM            65334H102   11333    618060SH     SOLE        618060
NOBLE ENERGY INC                   COM            655044105   11258    115135SH     SOLE        115135
OCH ZIFF CAP MGMT GROUP            COM CL A       67551U105      11      1220SH     SOLE          1220
ORMAT TECHNOLOGIES INC             COM            686688102      82      4090SH     SOLE          4090
PATTERSON UTI ENERGY INC           COM            703481101    7439    430240SH     SOLE        430240
PENN VIRGINIA CORP                 COM            707882106    2542    558599SH     SOLE        558599
PEPSICO INC                        COM            713448108     700     10550SH     SOLE         10550
PFIZER INC                         COM            717081103     700     30920SH     SOLE         30920
POSCO                              ADR            693483109      11       130SH     SOLE           130
POWER ONE INC                      COM            73930R102      78     17140SH     SOLE         17140
PROCTER & GAMBLE CO                COM            742718109     673     10020SH     SOLE         10020
RAYMOND JAMES FINANCIAL INC        COM            754730109      21       580SH     SOLE           580
RENESOLA LTD                       ADS            75971T103     111     47920SH     SOLE         47920
REYNOLDS AMERICAN INC              COM            761713106     677     16340SH     SOLE         16340
SOHU COM INC                       COM            83408W103      20       350SH     SOLE           350
STATE STR CORP                     COM            857477103      19       410SH     SOLE           410
STONE ENERGY                       COM            861642106    5429    189900SH     SOLE        189900
STR HLDGS INC                      COM            78478V100      48      9970SH     SOLE          9970
SUNCOR ENERGY INC                  COM            867224107   10709    327775SH     SOLE        327775
SUNTECH PWR HLDGS CO LTD           ADR            86800C104      99     32490SH     SOLE         32490
TAIWAN SEMICONDUCTOR               SPONSORED ADR  874039100      24      1595SH     SOLE          1595
TRIANGLE PETROLEUM CORP            COM            89600B201    1290    187000SH     SOLE        187000
TRINA SOLAR LIMITED                ADR            89628E104    2587    361630SH     SOLE        361630
UNIT CORP                          COM            909218109   10955    256194SH     SOLE        256194
V F CORP                           COM            918204108     657      4500SH     SOLE          4500
VALERO ENERGY CORP                 COM            91913Y100   10828    420195SH     SOLE        420195
WADDELL & REED FINL INC            COM CL A       930059100      27       840SH     SOLE           840
WAL MART STORES INC                COM            931142103     654     10680SH     SOLE         10680
YINGLI GREEN ENERGY                ADR            98584B103      64     17700SH     SOLE         17700

</SEC-DOCUMENT>
-----END PRIVACY-ENHANCED MESSAGE-----